BUSINESS COMBINATIONS - Minority Interest Purchase Agreement (Dynaflows) (Details) $ in Thousands			12 Months Ended
	Oct. 26, 2018 USD ($)	Apr. 30, 2015 USD ($)	Dec. 31, 2018 USD ($)	Oct. 22, 2020	Oct. 22, 2018	Dec. 31, 2017 USD ($)
Disclosure of detailed information about business combination [line items]
Value of share options exercised in share-based payment arrangement		$ 315
Other financial liabilities			$ 3,418			$ 18,574
Derecognition of call option over non-controlling interest			455
Dynaflows S.A.
Disclosure of detailed information about business combination [line items]
Value of share options exercised in share-based payment arrangement	$ 1,186
Gain on exercise of stock	$ 1,611
Other financial liabilities			$ 0			2,797
Financial liabilities, discounted interest rate			3.50%
Major business combination | Dynaflows S.A.
Disclosure of detailed information about business combination [line items]
Put option contract written, percentage of ownership interest			33.27%
Put option, third anniversary multiplier, percentage					50.00%
Major business combination | Multiplier 1 | Dynaflows S.A.
Disclosure of detailed information about business combination [line items]
Put option, third anniversary EBITDA multiplier					8
Put option, fifth anniversary EBITDA multiplier				8
Major business combination | Multiplier 2 | Dynaflows S.A.
Disclosure of detailed information about business combination [line items]
Put option, third anniversary EBITDA multiplier					0.50
Put option, fifth anniversary EBITDA multiplier				0.50
Multiplier 1 | Major business combination | Dynaflows S.A.
Disclosure of detailed information about business combination [line items]
Put option, third anniversary revenue multiplier					4
Put option, fifth anniversary revenue multiplier				4
Multiplier 2 | Major business combination | Dynaflows S.A.
Disclosure of detailed information about business combination [line items]
Put option, third anniversary revenue multiplier					0.50
Put option, fifth anniversary revenue multiplier				0.50
Call Options on Minority Interest
Disclosure of detailed information about business combination [line items]
Financial assets, at fair value						455
Level 3 of fair value hierarchy | Call Options on Minority Interest
Disclosure of detailed information about business combination [line items]
Financial assets, at fair value						$ 455